Research and Development Costs	9 Months Ended
Apr. 30, 2022
Research and Development Costs

13. Research and Development Costs

	Three month period ended April 30,		Nine month period ended April 30,
	2022	2021 Restated (Note 2)	2022	2021 Restated (Note 2)

Clinical Trials and Investigational drug costs	$1,364,090	$162,670	$2,861,870	$283,259
Wages and salaries	580,506	235,060	1,390,154	413,915
Laboratory Rent	34,400	3,950	90,354	17,443
Supplies	131,605	-	211,996	-
Professional fees	-	4,265	30,589	5,983
Share-based compensation	432,880	719,480	567,709	719,480
	$2,543,481	$1,125,425	$5,152,672	$1,440,080

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)